Payden California Municipal Social Impact Fund
1
Schedule of Investments
- July 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
General Obligation  (49%
)
645,000 Abag Finance Authority for Nonprofit Corps A ,
5.00%, 9/02/26 $ 685
455,000 Abag Finance Authority for Nonprofit Corps A ,
5.00%, 9/02/28 AGM (a) 520
100,000 Alameda Community Improvement Commission
Successor Agency A , 5.00%, 9/01/28 BAM (a) 107
250,000 Alameda Community Improvement Commission
Successor Agency A , 5.00%, 9/01/32 BAM (a) 266
1,000,000 Azusa Unified School District D , 4.00%, 8/01/40 1,023
400,000 Beverly Hills Unified School District CA , 1.88%,
8/01/23 395
200,000 Brea Community Benefit Financing Authority ,
5.00%, 7/01/29 213
300,000 Brentwood Infrastructure Financing Authority ,
4.00%, 10/01/36 312
1,000,000 California Community Choice Financing
Authority B-1 , 4.00%, 2/01/52 1,023
1,000,000 California Infrastructure & Economic
Development Bank A , 4.00%, 5/01/46 1,003
410,000 California Infrastructure & Economic
Development Bank , 5.00%, 8/01/34 470
500,000 California Infrastructure & Economic
Development Bank , 5.00%, 8/01/44 549
1,000,000 California Pollution Control Financing Authority
144A , 5.00%, 7/01/39 (b) 1,054
1,130,000 California State Public Works Board D , 5.00%,
5/01/23 1,162
650,000 California State Public Works Board , 5.00%,
10/01/25 714
645,000 California State Public Works Board B , 5.00%,
10/01/26 725
1,000,000 California State Public Works Board C , 5.00%,
8/01/27 1,136
1,000,000 California State Public Works Board A , 5.00%,
8/01/31 1,215
385,000 California State Public Works Board C , 5.25%,
10/01/33 413
260,000 City of Irvine CA , 5.00%, 9/02/22 261
1,700,000 City of Los Angeles CA , 4.00%, 6/29/23 1,741
260,000 Coronado Community Development Agency
Successor Agency A , 5.00%, 9/01/33 283
1,000,000 County of Santa Barbara CA B, AMT , 5.00%,
12/01/36 1,110
1,000,000 Inglewood Unified School District A , 4.00%,
8/01/22 AGM (a) 1,000
500,000 Lancaster Redevelopment Agency Successor
Agency , 5.00%, 8/01/30 AGM (a) 552
1,430,000 Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue A , 5.00%, 6/01/33 1,706
1,135,000 Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue A , 5.00%, 7/01/44 1,309
350,000 Los Angeles County Redevelopment Refunding
Authority Redev Agency Successor Agency C ,
5.25%, 12/01/26 AGM (a) 375
300,000 Miracosta Community College District B , 4.00%,
8/01/34 328
500,000 Mount Diablo Unified School District E , 5.00%,
8/01/32 500
800,000 Mountain House Public Financing Authority ,
4.00%, 10/01/51 801
250,000 Municipal Improvement Corp. of Los Angeles C ,
1.34%, 11/01/26 230
Principal
or Shares Security Description
Value
(000)
100,000 Municipal Improvement Corp. of Los Angeles A ,
5.00%, 5/01/30 $ 105
500,000 Municipal Improvement Corp. of Los Angeles B ,
5.00%, 11/01/31 563
500,000 Municipal Improvement Corp. of Los Angeles B ,
5.00%, 11/01/38 527
500,000 Napa Valley Community College District , 4.00%,
8/01/23 513
1,000,000 Nuveen, CA Free Quality Municipal Income
Fund, AMT A 144A , 1.83%, 10/01/47 (b) 1,000
535,000 Oakland Unified School District B , 5.00%,
8/01/25 583
1,000,000 Ontario Public Financing Authority , 5.00%,
11/01/47 AGM (a) 1,118
4,785,000 Orange County Water District A , 1.14%, 8/01/42 4,785
1,000,000 Peninsula Corridor Joint Powers Board A , 5.00%,
6/01/37 1,168
100,000 Peralta Community College District A , 5.00%,
8/01/22 100
2,750,000 Sacramento Transportation Authority Sales Tax
Revenue C , 1.05%, 10/01/38 2,750
1,000,000 San Bernardino Community College District ,
2.40%, 8/01/36 830
900,000 San Diego Association of Governments , 5.00%,
11/15/26 970
500,000 San Diego County Regional Transportation
Commission A , 5.00%, 10/01/22 503
350,000 San Diego Public Facilities Financing Authority ,
5.00%, 10/15/30 384
340,000 San Diego Public Facilities Financing Authority ,
5.00%, 10/15/31 373
550,000 San Diego Public Facilities Financing Authority
B , 5.00%, 10/15/32 602
2,300,000 San Diego Unified School District E-2 , 5.00%,
7/01/23 2,378
500,000 San Francisco Bay Area Rapid Transit District D1 ,
5.00%, 8/01/29 597
2,150,000 San Francisco Bay Area Rapid Transit District D1 ,
5.00%, 8/01/39 2,530
500,000 San Francisco Unified School District B , 4.00%,
6/15/35 527
1,500,000 San Francisco Unified School District C , 5.00%,
6/15/23 1,548
1,125,000 San Francisco Unified School District C , 5.00%,
6/15/25 1,228
250,000 San Mateo Joint Powers Financing Authority ,
5.00%, 6/15/30 266
1,550,000 Santa Monica Community College District B ,
4.00%, 8/01/45 1,570
2,000,000 Santa Monica Community College District B ,
5.00%, 8/01/45 2,290
815,000 Santa Monica Public Financing Authority , 4.00%,
7/01/38 833
200,000 Simi Valley Public Financing Authority A ,
5.00%, 10/01/29 213
550,000 South Orange County Public Financing Authority ,
5.00%, 4/01/34 609
825,000 South San Francisco Public Facilities Financing
Authority A , 5.25%, 6/01/46 939
1,000,000 State of California , 4.00%, 11/01/35 1,073
1,000,000 State of California , 5.00%, 4/01/30 1,205
520,000 State of California , 5.00%, 11/01/32 624
610,000 State of California , 5.00%, 12/01/34 724
625,000 State of California , 5.00%, 3/01/35 732

Payden Mutual Funds
Payden California Municipal Social Impact Fund
continued
Principal
or Shares Security Description
Value
(000)
760,000 State of California , 5.00%, 4/01/35 $ 870
1,000,000 Sunnyvale Financing Authority , 4.00%, 4/01/34 1,064
705,000 Sunnyvale Financing Authority , 4.00%, 4/01/50 707
1,655,000 Town of Hillsborough CA A , 1.35%, 6/01/35 1,655
350,000 Union City Community Redevelopment Agency
Successor Agency A , 5.00%, 10/01/35 379
225,000 West Hollywood Public Financing Authority A ,
4.00%, 4/01/34 240
Total General Obligation (Cost - $65,745) 64,856
Mortgage Backed  (0%
)
491,673 Washington State Housing Finance Commission
A - 1 , 3.50%, 12/20/35 (Cost $ 549 ) 474
Revenue  (45%
)
Airport/Port  (5%)
500,000 City of Los Angeles Department of Airports D,
AMT , 4.00%, 5/15/51 503
500,000 City of Los Angeles Department of Airports ,
AMT , 5.00%, 5/15/24 525
250,000 City of Los Angeles Department of Airports A,
AMT , 5.00%, 5/15/26 273
500,000 City of Los Angeles Department of Airports ,
AMT , 5.00%, 5/15/36 551
1,000,000 City of Los Angeles Department of Airports D,
AMT , 5.00%, 5/15/37 1,130
400,000 City of Palm Springs CA Passenger Facility
Charge Revenue , AMT , 5.00%, 6/01/26 BAM (a) 430
1,000,000 San Diego County Regional Airport Authority B,
AMT , 5.00%, 7/01/31 1,143
750,000 San Diego County Regional Airport Authority B,
AMT , 5.00%, 7/01/39 814
1,100,000 San Francisco City & County Airport Comm-San
Francisco International Airport A, AMT , 5.00%,
5/01/24 1,155
6,524
Education  (4%)
2,300,000 California Educational Facilities Authority B ,
1.18%, 10/01/36 2,300
1,000,000 California Infrastructure & Economic
Development Bank , 4.00%, 11/01/46 979
1,000,000 California School Finance Authority 144A ,
5.00%, 8/01/38 (b) 1,039
250,000 California State University A , 3.75%, 11/01/42 252
250,000 Oxnard School District , 5.00%, 8/01/45 BAM (a) 267
4,837
Electric & Gas  (1%)
1,065,000 City of Riverside CA Electric Revenue A , 1.25%,
10/01/29 1,065
Healthcare  (15%)
2,345,000 Abag Finance Authority for Nonprofit Corps C ,
1.17%, 8/01/35 2,345
200,000 California Health Facilities Financing Authority
A , 4.00%, 8/15/34 198
750,000 California Health Facilities Financing Authority
A , 4.00%, 4/01/36 766
710,000 California Health Facilities Financing Authority
A , 5.00%, 11/15/27 716
500,000 California Health Facilities Financing Authority ,
5.00%, 2/01/31 554
350,000 California Health Facilities Financing Authority
A , 5.00%, 8/15/32 374
Principal
or Shares Security Description
Value
(000)
1,000,000 California Health Facilities Financing Authority
D , 5.00%, 11/01/32 $ 1,010
1,000,000 California Health Facilities Financing Authority
A , 5.00%, 11/15/32 1,008
800,000 California Health Facilities Financing Authority ,
5.00%, 11/01/34 920
1,000,000 California Health Facilities Financing Authority ,
5.00%, 11/15/49 1,036
650,000 California Municipal Finance Authority , 5.00%,
1/01/33 741
325,000 California Municipal Finance Authority B , 5.00%,
5/15/37 354
500,000 California Municipal Finance Authority , 5.00%,
7/01/39 556
5,210,000 California Public Finance Authority B , 1.65%,
8/01/52 5,210
800,000 California Statewide Communities Development
Authority A , 0.85%, 8/01/35 800
2,000,000 Regents of the University of California Medical
Center Pooled Revenue B-2 , 1.65%, 5/15/32 2,000
1,000,000 Regents of the University of California Medical
Center Pooled Revenue P , 5.00%, 5/15/39 1,162
19,750
Housing  (3%)
950,000 County of San Bernardino CA A , 1.31%, 2/15/27 950
500,000 CSCDA Community Improvement Authority A
144A , 3.00%, 9/01/56 (b) 384
620,000 Sacramento County Housing Authority C , 1.31%,
7/15/29 620
1,500,000 San Diego Housing Authority , 1.25%, 10/01/60 1,500
400,000 Santa Cruz Redevelopment Agency B , 1.39%,
8/15/35 400
3,854
Industrial Development/Pollution Control  (2%)
370,000 Emeryville Redevelopment Agency Successor
Agency A , 5.00%, 9/01/25 AGM (a) 395
885,000 Golden State Tobacco Securitization Corp. B ,
3.00%, 6/01/46 796
300,000 Palm Springs Community Redevelopment Agency
Successor Agency , 5.00%, 9/01/29 AGM (a) 320
390,000 Palm Springs Community Redevelopment Agency
Successor Agency , 5.00%, 9/01/31 AGM (a) 416
1,927
Pollution Control  (1%)
200,000 Salinas Valley Solid Waste Authority A, AMT ,
5.00%, 8/01/24 AGM (a) 212
965,000 South Bayside Waste Management Authority ,
AMT , 5.00%, 9/01/23 999
35,000 South Bayside Waste Management Authority ,
AMT , 5.00%, 9/01/23 36
1,247
Power  (1%)
580,000 Los Angeles Department of Water & Power 2 ,
1.21%, 7/01/34 580
375,000 Los Angeles Department of Water & Power ,
5.00%, 7/01/28 438
750,000 Los Angeles Department of Water & Power B ,
5.00%, 7/01/52 868
1,886

Principal
or Shares Security Description
Value
(000)
Transportation  (6%)
710,000 Bay Area Toll Authority G1 , 1.20%, 4/01/47 $ 710
660,000 Bay Area Toll Authority , 4.00%, 4/01/37 676
750,000 City of Long Beach CA Harbor Revenue A, AMT ,
5.00%, 5/15/28 840
620,000 Port of Los Angeles A, AMT , 5.00%, 8/01/24 657
1,000,000 Port of Los Angeles C1, AMT , 5.00%, 8/01/25 1,087
835,000 Port of Los Angeles A, AMT , 5.00%, 8/01/29 884
1,075,000 Port of Oakland H, AMT , 5.00%, 5/01/29 1,221
1,000,000 Riverside County Transportation Commission B1 ,
4.00%, 6/01/46 994
1,200,000 Santa Clara Valley Transportation Authority ,
1.65%, 4/01/36 1,200
8,269
Water & Sewer  (7%)
1,500,000 City of Los Angeles CA Wastewater System
Revenue A , 5.00%, 6/01/47 1,749
1,500,000 City of San Francisco CA Public Utilities
Commission Water Revenue A , 5.00%, 11/01/50 1,702
300,000 City of Santa Monica CA Water Revenue , 4.00%,
8/01/35 327
300,000 City of Santa Monica CA Water Revenue , 4.00%,
8/01/36 325
1,200,000 East Bay Municipal Utility District Wastewater
System Revenue A , 5.00%, 6/01/45 1,407
635,000 East Bay Municipal Utility District Water System
Revenue A , 5.00%, 6/01/38 763
100,000 Orange County Water District C , 5.00%, 8/15/33 117
Principal
or Shares Security Description
Value
(000)
720,000 San Diego Public Facilities Financing Authority
A , 5.00%, 5/15/23 $ 741
1,000,000 San Diego Public Facilities Financing Authority
A , 5.00%, 5/15/37 1,188
100,000 San Diego Public Facilities Financing Authority
Water Revenue A , 5.00%, 8/01/32 111
900,000 San Francisco City & County Public Utilities
Commission Wastewater Revenue B , 5.00%,
10/01/25 993
360,000 West Basin Municipal Water District A , 5.00%,
8/01/23 373
9,796
Total Revenue (Cost - $60,225) 59,155
U.S. Treasury  (5%
)
1,000,000 U.S. Treasury Note , 1.38%, 10/31/28 922
500,000 U.S. Treasury Note , 1.38%, 12/31/28 461
5,000,000 U.S. Treasury Note , 2.88%, 6/15/25 5,006
Total U.S. Treasury (Cost - $6,391) 6,389
Total Investments (Cost - $132,910) (99%)
130,874
Other Assets, net of Liabilities (1%) 1,815
Net Assets (100%) $ 132,689
(a) Payment of principal and/or interest is insured against default by a monoline insurer.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.